FINANCIAL INSTRUMENTS - Cash and Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	$ 2,234	$ 2,389	$ 2,455
Carrying value
Disclosure of detailed information about financial instruments [line items]
Cash deposits	662	1,009
Term deposits	427	654
Money market investments	1,145	726
Cash and equivalents	2,234	2,389
Carrying value | Cash held in subsidiaries with restrictions
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	$ 305	$ 943